4. Prepayments and Advances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid balances
	June 30,	December 31,
	2019	2018
Vendor Prepayments	$903,024	$776,478
Prepaid Services and Fees	184,883	152,204
Prepayments and Advances	$1,087,907	$928,682

	December 31,	December 31,
	2018	2017
Advances to Employees	$–	$4,960
Prepaid Services and Fees	152,204	8,875
Vendor Prepayments	776,478	845,442
	$928,682	$859,277